Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 532	$ 560	$ 419
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	41	39	36
Interest cost	2	2	2
Actuarial (gains) losses and changes in actuarial assumptions	(4)	3	4
Benefits paid	(2)	(3)	(3)
Foreign exchange	(1)	0	0
Ending funded status	36	41	39
Current liability	2	2	2
Non-current liability	34	39	37
Net amount	36	41	39
Unrecognized past service costs	2	3	3
Unrecognized actuarial gains	10	8	12
Total accumulated other comprehensive income	12	11	15
Interest cost	2	2	2
Actuarial gains	(2)	(1)	(1)
Past service cost amortization	(1)	0	(1)
Net periodic benefit cost	$ (1)	$ 1	$ 0